Trade and other receivables - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020	[2]
Disclosure of financial assets [line items]
Trade receivables	£ 3,709	£ 3,522
Impairment loss recognised in profit or loss, trade receivables	167	325	[1]	£ 234
Before exceptional items and remeasurements
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	139
Impairment loss recognised in profit or loss, trade receivables		325
Trade receivables
Disclosure of financial assets [line items]
Provision for bad and doubtful debts	167	326
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,243	£ 1,852

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.